Stock-Based Compensation - Restricted and Performance Stock Unit Activity (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Stock Units Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance	13,308	13,903	15,007
Granted	4,216	4,409	4,958
Payments	(4,825)	(4,890)	(5,911)
Cancelled/Forfeited	(66)	(114)	(151)
Adjustments		0
Ending Balance	12,633	13,308	13,903
Restricted Stock Units Liability Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance	0	0	0
Granted	25,168	0	0
Payments	(8,487)	0	0
Cancelled/Forfeited	(2,690)	0	0
Adjustments		0
Ending Balance	13,991	0	0
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance	17,919	17,203	19,966
Granted	6,564	6,391	7,044
Payments	(6,031)	(4,702)	(6,732)
Cancelled/Forfeited	(217)	(1,143)	(3,075)
Adjustments		170
Ending Balance	18,235	17,919	17,203